Note to cash flow statement - Changes in carrying value of net debt (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from (used in) financing activities [abstract]
Net debt at beginning of year	€ (2,276.5)	€ (403.2)	€ (449.5)
Changes from financing cashflows
Increase in cash and cash equivalents in year, including net foreign exchange differences	18.3	84.3	890.8
Increase/(decrease) in financial assets: cash > 3 months	468.6	(741.7)	(277.2)
(Decrease) in restricted cash	(11.4)	(0.3)	(0.5)
Net cash flow from decrease/(increase) in debt	583.3	(1,201.5)	(274.4)
Movement in net funds resulting from cash flows	1,058.8	(1,859.2)	338.7
Other changes in net debt [abstract]
Translation on U.S. dollar denominated debt	(4.2)	15.7	19.7
Adjustment on initial application of IFRS 16 (net of tax)			(140.4)
Promissory notes	(225.9)
Lease additions		(25.2)	(166.1)
Interest expense	(3.8)	(4.6)	(5.6)
Movement from other changes	(233.9)	(14.1)	(292.4)
Net debt at end of year	€ (1,451.6)	€ (2,276.5)	€ (403.2)